Subsequent events, textuals (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Jul. 29, 2015	Jul. 27, 2015	Jul. 31, 2015	Jul. 30, 2015
Secured Debt [Member]
Subsequent Event [Line Items]
Debt instrument face amount			$ 150,000
New Vessel1 [Member]
Subsequent Event [Line Items]
Contract price of vessels acquired	$ 38,500
New Vessel2 [Member]
Subsequent Event [Line Items]
Contract price of vessels acquired	$ 37,500
Cap Domingo [Member]
Subsequent Event [Line Items]
Proceeds from sale of vessels		$ 24,250
Dividend Declared [Member]
Subsequent Event [Line Items]
Dividend per share				$ 0.0025